WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 35.4%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	300,000	$312,405	(a)
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	143,201
AT&T Inc., Senior Notes	1.650%	2/1/28	60,000	58,182
AT&T Inc., Senior Notes	2.250%	2/1/32	20,000	19,050
AT&T Inc., Senior Notes	3.100%	2/1/43	260,000	243,161
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	74,475
AT&T Inc., Senior Notes	3.550%	9/15/55	296,000	271,389	(a)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	40,000	43,439
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	99,000	107,441
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	30,000	29,379
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	50,000	50,028
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	150,000	158,702
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	21,429
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	80,386
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	164,968
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	55,696
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	63,332
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	74,565
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	240,000	239,992
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	93,012
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	201,938
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	190,000	173,891
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	10,746
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	54,924
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	120,244
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	13,101
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	100,000	116,277
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	43,124
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	270,000	240,431

Total Diversified Telecommunication Services				3,278,908

Entertainment - 0.0%††
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	73,350

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	19,678
Alphabet Inc., Senior Notes	0.800%	8/15/27	40,000	38,336

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	1

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Interactive Media & Services - (continued)
Alphabet Inc., Senior Notes	1.100%	8/15/30	40,000	$36,817
Alphabet Inc., Senior Notes	2.050%	8/15/50	80,000	66,294

Total Interactive Media & Services				161,125

Media - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	10,205	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	220,000	223,025	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000	306,255
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	88,235
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	115,054
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	280,000	330,398
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	30,000	32,258
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	41,135
Comcast Corp., Senior Notes	3.100%	4/1/25	10,000	10,810
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	32,687
Comcast Corp., Senior Notes	3.950%	10/15/25	180,000	201,167
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	86,901
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	43,655
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	309,193
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	54,177
Comcast Corp., Senior Notes	4.250%	10/15/30	50,000	57,496
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	10,315
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	10,987
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	10,367
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	11,195
Comcast Corp., Senior Notes	4.700%	10/15/48	20,000	24,774
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	185,451

See Notes to Schedule of Investments.

2	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.450%	2/1/50	70,000	$72,446
DISH DBS Corp., Senior Notes	5.875%	11/15/24	100,000	104,728
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	33,150
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	49,957
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	130,000	171,134
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	13,921
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	112,110

Total Media				2,753,186

Wireless Telecommunication Services - 0.5%
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	40,000	59,190
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	47,750
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	20,169
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	58,337
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	48,388
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	60,000	60,525
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	430,000	464,348	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	20,000	21,883	(a)
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	20,000	19,635	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	190,000	206,456	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	50,000	49,047	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	20,000	18,601	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	100,000	114,951

Total Wireless Telecommunication Services				1,189,280

TOTAL COMMUNICATION SERVICES				7,455,849

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.9%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	20,000	20,119	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	30,259
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	417,161
General Motors Co., Senior Notes	5.400%	10/2/23	30,000	32,594
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	70,624
General Motors Financial Co. Inc., Senior
Notes	4.375%	9/25/21	790,000	804,703
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	260,000	275,593	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	370,064	(a)

Total Automobiles				2,021,117

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	$75,831	(a)

Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	30,000	30,382	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	29,231	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	52,750	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	30,000	32,344	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	30,000	29,156	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	31,369
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,000	31,298
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	368,836
McDonald’s Corp., Senior Notes	3.300%	7/1/25	60,000	65,017
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	10,104
McDonald’s Corp., Senior Notes	3.700%	1/30/26	150,000	165,422
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	21,954
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	99,083
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	273,006
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	10,466
McDonald’s Corp., Senior Notes	4.200%	4/1/50	90,000	102,484
Sands China Ltd., Senior Notes	3.800%	1/8/26	200,000	213,434
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	79,215	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	209,435	(a)

Total Hotels, Restaurants & Leisure				1,854,986

Household Durables - 0.1%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	30,000	37,920
Newell Brands Inc., Senior Notes	4.350%	4/1/23	47,000	49,644
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	11,048

Total Household Durables				98,612

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	100,000	99,700
Amazon.com Inc., Senior Notes	1.200%	6/3/27	120,000	117,499
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	142,362
Amazon.com Inc., Senior Notes	1.500%	6/3/30	110,000	104,951
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	68,830

See Notes to Schedule of Investments.

4	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	$65,856
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	105,512
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	80,661
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	23,975
Prosus NV, Senior Notes	4.850%	7/6/27	290,000	325,518	(a)

Total Internet & Direct Marketing Retail				1,134,864

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	10,000	10,525

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	63,240
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	11,469
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	73,751
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	11,267
Home Depot Inc., Senior Notes	3.350%	4/15/50	180,000	187,027
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	46,174
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	60,000	65,468
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	20,000	22,299

Total Specialty Retail				480,695

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	10,628	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	50,000	52,969	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	53,687	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	12,000	12,241
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	74,672
NIKE Inc., Senior Notes	2.850%	3/27/30	80,000	84,330
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	42,086
NIKE Inc., Senior Notes	3.375%	3/27/50	170,000	178,786

Total Textiles, Apparel & Luxury Goods				509,399

TOTAL CONSUMER DISCRETIONARY				6,186,029

CONSUMER STAPLES - 2.0%
Beverages - 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	360,000	396,068
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	180,000	215,505
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	80,000	89,211
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	80,000	93,544

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	5

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	40,000	$43,368
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	113,357
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	140,000	159,114
Coca-Cola Co., Senior Notes	2.950%	3/25/25	50,000	53,988
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	66,313
Coca-Cola Co., Senior Notes	1.450%	6/1/27	90,000	89,599
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	36,290
PepsiCo Inc., Senior Notes	0.750%	5/1/23	100,000	100,994
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,537
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	10,648
PepsiCo Inc., Senior Notes	1.625%	5/1/30	80,000	76,574
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	29,090
PepsiCo Inc., Senior Notes	3.625%	3/19/50	20,000	22,101
PepsiCo Inc., Senior Notes	3.875%	3/19/60	20,000	22,613

Total Beverages				1,628,914

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	86,266
Walmart Inc., Senior Notes	3.400%	6/26/23	30,000	32,008
Walmart Inc., Senior Notes	3.550%	6/26/25	30,000	33,089
Walmart Inc., Senior Notes	3.700%	6/26/28	170,000	191,316

Total Food & Staples Retailing				342,679

Food Products - 0.4%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	229,729	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	19,836
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	20,000	22,045
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	23,054
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	13,807
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	33,808
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	92,724
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	73,343
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	56,215
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	40,000	49,084
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	72,529	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	161,900

Total Food Products				848,074

See Notes to Schedule of Investments.

6	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	20,000	$21,567
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	53,861

Total Household Products				75,428

Tobacco - 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	20,753
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,000	36,116
Altria Group Inc., Senior Notes	4.800%	2/14/29	63,000	72,434
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	105,191
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	38,872
Altria Group Inc., Senior Notes	5.950%	2/14/49	230,000	287,011
BAT Capital Corp., Senior Notes	3.557%	8/15/27	150,000	159,766
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	181,515
Cargill Inc., Senior Notes	1.375%	7/23/23	80,000	81,671	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	30,497
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	90,000	92,645
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	144,556
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	60,000	60,895
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	40,000	38,638
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	11,467
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	94,492

Total Tobacco				1,456,519

TOTAL CONSUMER STAPLES				4,351,614

ENERGY - 5.1%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	4,402
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	22,499
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	11,173

Total Energy Equipment & Services				38,074

Oil, Gas & Consumable Fuels - 5.1%
Apache Corp., Senior Notes	4.375%	10/15/28	100,000	99,850
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	156,700
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	9,290
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	81,224

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	7

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	10,000	$10,508
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	80,000	85,365
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	20,000	21,708
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	130,000	141,525
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	65,843
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	170,000	156,112
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	43,724
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	110,000	120,010
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	20,224	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	110,000	113,226	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	50,000	51,989	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	90,000	91,890
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	32,186
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	40,930
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	9,587
Chevron USA Inc., Senior Notes	3.850%	1/15/28	40,000	44,610
Chevron USA Inc., Senior Notes	3.250%	10/15/29	10,000	10,790
Chevron USA Inc., Senior Notes	6.000%	3/1/41	40,000	55,579
Chevron USA Inc., Senior Notes	4.950%	8/15/47	30,000	37,808
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	10,000	10,883
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	190,000	207,004
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	110,000	121,865
ConocoPhillips, Senior Notes	3.750%	10/1/27	50,000	55,294	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	140,000	158,847	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	10,000	10,375
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	41,075
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	126,330
Continental Resources Inc., Senior Notes	4.900%	6/1/44	10,000	10,019
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	22,450	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	100,000	116,672
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	46,234
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	31,912
Devon Energy Corp., Senior Notes	5.000%	6/15/45	140,000	153,314
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	30,000	31,663

See Notes to Schedule of Investments.

8	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	$31,658
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	20,772
Ecopetrol SA, Senior Notes	5.875%	5/28/45	380,000	406,212
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	70,000	67,112	(b)(c)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	70,000	72,913
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	40,000	44,789
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	30,000	34,171
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	230,000	237,390
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	90,000	105,867
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	20,000	20,733
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	210,000	236,910
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	31,693
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	210,000	217,066
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	29,373
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	11,546
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	11,501
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	42,731
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	39,450
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	40,193
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	33,715
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	22,994
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	97,419
EOG Resources Inc., Senior Notes	4.950%	4/15/50	30,000	36,687
EQT Corp., Senior Notes	3.000%	10/1/22	30,000	30,552
EQT Corp., Senior Notes	7.625%	2/1/25	10,000	11,523
EQT Corp., Senior Notes	3.900%	10/1/27	30,000	30,656
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	20,000	20,498
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	220,000	235,922

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	9

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	$43,190
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	86,960
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	44,024
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	11,498
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	190,000	192,227
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	237,348	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	21,292
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	11,025
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	11,732
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	67,052
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	40,000	44,775
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	84,405
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	40,000	47,933
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	20,100	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	11,474
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	131,327
MPLX LP, Senior Notes	4.700%	4/15/48	140,000	151,938
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	94,128
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	100,000	109,979
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	160,000	158,446
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	10,590
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	87,502
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	47,141
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	9,396
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	82,514
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	154,736
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	72,100
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	61,432
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	32,009
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	25,744
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	56,220
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	40,693
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,114,000	1,232,630
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	240,000	285,306
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	32,903

See Notes to Schedule of Investments.

10	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	$160,833
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	19,654
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	90,000	85,162
Range Resources Corp., Senior Notes	5.000%	3/15/23	113,000	115,048
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	39,660
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	124,185
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	149,554
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	82,716
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	11,911
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	187,587
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	44,685
Shell International Finance BV, Senior Notes	3.250%	4/6/50	80,000	78,524
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	68,453
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	10,000	10,556
Sunoco Logistics Partners Operations LP, Senior Notes	5.400%	10/1/47	10,000	10,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	21,019
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	50,000	50,738	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,418	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	110,000	109,656	(a)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	70,000	72,561
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	20,862
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	230,000	250,059
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	10,000	9,891
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	50,000	54,152

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	11

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior
Notes (3 mo. USD LIBOR + 1.850%)	2.325%	1/13/23	30,000	$29,414	(c)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	110,000	113,219
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	52,312
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	70,000	76,367
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	42,454
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	39,775
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	211,245
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	40,000	44,477
WPX Energy Inc., Senior Notes	8.250%	8/1/23	70,000	80,500
WPX Energy Inc., Senior Notes	4.500%	1/15/30	40,000	43,132

Total Oil, Gas & Consumable Fuels				11,199,022

TOTAL ENERGY				11,237,096

FINANCIALS - 11.8%
Banks - 8.7%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	490,000	383,731	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	212,801
Banco Santander SA, Senior Notes	2.746%	5/28/25	400,000	418,342
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	94,576
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	164,552
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	184,850
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	289,743	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	323,000	336,047	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	861,000	925,167	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	200,520	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	141,169	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	54,799	(c)

See Notes to Schedule of Investments.

12	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	$122,212	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then SOFR + 3.412%)	4.083%	3/20/51	180,000	200,207	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	160,000	184,808	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	142,465
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	44,991
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	210,000	235,667
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	164,100
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	32,993	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	80,274
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	202,795
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	228,136	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	205,206	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	396,106	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	224,357	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	80,000	80,735
CIT Group Inc., Senior Notes	4.750%	2/16/24	60,000	65,344
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	67,687
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	40,000	43,200	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	20,000	21,296	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	60,819
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	173,724
Citigroup Inc., Senior Notes (1.678% to 5/15/24 then SOFR + 1.667%)	1.678%	5/15/24	90,000	91,881	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	530,000	530,016	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	74,779	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	13

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	$125,675	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	21,168
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	11,119
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	89,350
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	660,000	745,503
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	188,246
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	16,477
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	83,549
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	390,000	427,622
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	277,029
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	253,620	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	206,755	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	202,048	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	213,174	(a)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	220,000	242,751
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	230,000	234,114	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	270,810	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	205,674	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	208,532	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	513,617	(a)
JPMorgan Chase & Co., Senior Notes
(1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	240,000	245,059	(c)
JPMorgan Chase & Co., Senior Notes
(2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	250,000	256,915	(c)
JPMorgan Chase & Co., Senior Notes
(2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	79,896	(c)
JPMorgan Chase & Co., Senior Notes
(3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	39,249	(c)
JPMorgan Chase & Co., Senior Notes
(3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	300,000	324,692	(c)

See Notes to Schedule of Investments.

14	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	220,000	$238,774	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	158,531	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	68,773	(c)
JPMorgan Chase & Co., Senior Notes 3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	190,000	189,331	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	65,810
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	56,700
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	37,515
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	216,093	(c)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	216,031	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	112,263
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	330,000	331,604	(a)
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	40,000	40,086
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	140,000	143,433
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	80,000	79,991
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	77,586
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	240,000	241,228
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	251,075
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	203,304	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	130,000	130,734
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	150,000	151,138
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	80,103
UniCredit SpA, Senior Notes	6.572%	1/14/22	430,000	448,309	(a)
US Bancorp, Senior Notes	1.450%	5/12/25	180,000	182,569
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	64,907
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	202,893

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	15

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	$236,850
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	154,902	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	260,000	299,633	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	770,000	989,148	(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	55,613
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	67,856
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	254,130
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	361,159
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	44,667
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	201,122

Total Banks				19,216,600

Capital Markets - 2.4%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	50,985
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	265,161
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	370,000	376,390	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	272,264	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	279,881
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	200,000	203,097
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	104,671
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	43,493
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	205,176
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	100,000	108,381
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	108,455
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	141,735
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	70,000	86,415
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	150,000	164,216	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	160,000	175,409	(c)

See Notes to Schedule of Investments.

16	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	$291,852	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	111,690
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	269,034
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	175,519
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	330,000	341,166	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	293,490	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	230,000	251,712	(c)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	202,796	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	384,680	(a)(b)(c)
UBS Group AG, Senior Notes	4.253%	3/23/28	300,000	338,795	(a)

Total Capital Markets				5,246,463

Diversified Financial Services - 0.4%
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000	32,089
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	250,000	253,935	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	7,000	7,351	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000	10,448	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	54,387	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	200,000	200,372	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	147,396	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	105,576	(d)(e)

Total Diversified Financial Services				811,554

Insurance - 0.3%
American International Group Inc., Senior Notes	2.500%	6/30/25	40,000	41,994
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000	142,081
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	150,000	174,093

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	$29,801	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	59,511	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	29,966	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	11,573	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	230,000	282,097	(a)

Total Insurance				771,116

TOTAL FINANCIALS				26,045,733

HEALTH CARE - 3.2%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	2.300%	11/21/22	300,000	308,773
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	21,552
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	369,718
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	185,861
AbbVie Inc., Senior Notes	3.600%	5/14/25	90,000	98,102
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	74,584
AbbVie Inc., Senior Notes	3.200%	11/21/29	190,000	202,265
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	11,335
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	35,260
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	54,348
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	50,000	54,953
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	60,575

Total Biotechnology				1,477,326

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	86,000	96,603
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	99,162
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	52,219
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	150,000	161,203
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	31,000	33,879
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	9,554
Medtronic Inc., Senior Notes	3.500%	3/15/25	50,000	54,871

Total Health Care Equipment & Supplies				507,491

Health Care Providers & Services - 1.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	31,306
Anthem Inc., Senior Notes	2.950%	12/1/22	90,000	93,516

See Notes to Schedule of Investments.

18	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	$54,109
Anthem Inc., Senior Notes	3.650%	12/1/27	90,000	99,403
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,470	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	10,000	10,836
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	10,109
Cigna Corp., Senior Notes	3.750%	7/15/23	69,000	73,815
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	78,098
Cigna Corp., Senior Notes	4.375%	10/15/28	160,000	183,224
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	61,984
CVS Health Corp., Senior Notes	3.700%	3/9/23	35,000	37,154
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	176,957
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	32,971
CVS Health Corp., Senior Notes	4.300%	3/25/28	350,000	397,689
CVS Health Corp., Senior Notes	3.750%	4/1/30	90,000	98,288
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	22,144
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	183,908
CVS Health Corp., Senior Notes	5.050%	3/25/48	140,000	172,141
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	22,340
HCA Inc., Senior Notes	5.375%	9/1/26	80,000	90,350
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	115,178
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	10,096
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	34,282
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	34,503
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	44,897
HCA Inc., Senior Secured Notes	5.500%	6/15/47	30,000	37,398
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	22,481
Humana Inc., Senior Notes	3.950%	3/15/27	320,000	357,212
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	61,112
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	10,000	10,317
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	30,000	32,029
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	40,000	44,326
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	20,004
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	40,000	45,145
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	29,545
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	23,883
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	24,586
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	108,854

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	$55,952
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	9,850

Total Health Care Providers & Services				3,062,462

Pharmaceuticals - 1.0%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	95,796	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	22,359	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	10,284	(a)
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	100,000	100,734
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	110,000	112,844
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	75,907
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	10,000	11,126
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	160,000	174,162
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	90,000	98,458
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	84,000	108,170
Johnson & Johnson, Senior Notes	0.550%	9/1/25	50,000	49,619
Johnson & Johnson, Senior Notes	0.950%	9/1/27	110,000	107,008
Johnson & Johnson, Senior Notes	2.100%	9/1/40	100,000	90,563
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	47,696
Pfizer Inc., Senior Notes	0.800%	5/28/25	120,000	119,216
Pfizer Inc., Senior Notes	2.625%	4/1/30	90,000	93,496
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	67,730
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	10,000	10,103
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	100,000	100,438
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	180,000	180,112
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	150,000	149,520
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	340,000	325,550
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	13,929

Total Pharmaceuticals				2,164,820

TOTAL HEALTH CARE				7,212,099

INDUSTRIALS - 3.3%
Aerospace & Defense - 1.3%
Boeing Co., Senior Notes	4.875%	5/1/25	270,000	300,851
Boeing Co., Senior Notes	2.196%	2/4/26	110,000	109,734
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	21,200

See Notes to Schedule of Investments.

20	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	$40,657
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	51,267
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	131,786
Boeing Co., Senior Notes	5.150%	5/1/30	230,000	265,188
Boeing Co., Senior Notes	3.250%	2/1/35	140,000	135,826
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	19,390
Boeing Co., Senior Notes	5.705%	5/1/40	100,000	122,596
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	76,760
Boeing Co., Senior Notes	5.805%	5/1/50	240,000	302,850
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	12,865
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	21,668
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	21,878
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	11,795
General Dynamics Corp., Senior Notes	4.250%	4/1/50	40,000	47,921
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,453
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	60,000	66,197
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	36,282
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	159,709
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	180,000	193,270
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	130,000	169,024
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	40,000	43,025
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	88,903
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	70,000	78,880
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	70,000	68,976
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	180,000	215,110

Total Aerospace & Defense				2,824,061

Airlines - 0.7%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	110,000	110,000
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	60,000	60,679
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	30,661
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	60,035
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	100,000	117,048
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	540,000	622,505	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	96,123	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	80,000	87,062	(a)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	90,000	$98,775	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	100,000	113,241	(a)
United Airlines Pass-Through Trust	5.375%	8/15/21	16,101	16,274
United Airlines Pass-Through Trust	4.750%	4/11/22	45,039	45,767
United Airlines Pass-Through Trust	4.625%	9/3/22	34,292	35,050

Total Airlines				1,493,220

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	3.377%	4/5/40	30,000	30,004
Carrier Global Corp., Senior Notes	3.577%	4/5/50	20,000	19,675

Total Building Products				49,679

Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	184,205
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	177,809
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	51,594	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	84,213
Waste Management Inc., Senior Notes	3.500%	5/15/24	20,000	21,610
Waste Management Inc., Senior Notes	4.150%	7/15/49	60,000	68,782

Total Commercial Services & Supplies				588,213

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	220,000	228,325
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	22,622

Total Electrical Equipment				250,947

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.375%	8/26/29	80,000	81,637
3M Co., Senior Notes	3.050%	4/15/30	20,000	21,255
3M Co., Senior Notes	3.700%	4/15/50	100,000	108,913
General Electric Co., Senior Notes	3.450%	5/1/27	20,000	21,737
General Electric Co., Senior Notes	3.625%	5/1/30	40,000	43,116
General Electric Co., Senior Notes	6.750%	3/15/32	60,000	80,461
General Electric Co., Senior Notes	5.875%	1/14/38	30,000	38,889
General Electric Co., Senior Notes	6.875%	1/10/39	451,000	635,363
General Electric Co., Senior Notes	4.250%	5/1/40	30,000	32,971
General Electric Co., Senior Notes	4.350%	5/1/50	50,000	55,638
Honeywell International Inc., Senior Notes	1.350%	6/1/25	60,000	60,902

Total Industrial Conglomerates				1,180,882

See Notes to Schedule of Investments.

22	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	$10,704
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	112,736
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	40,000	41,224

Total Machinery				164,664

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	76,964
Union Pacific Corp., Senior Notes	3.950%	9/10/28	190,000	213,147
Union Pacific Corp., Senior Notes	3.839%	3/20/60	180,000	192,093
Union Pacific Corp., Senior Notes	3.750%	2/5/70	40,000	41,090

Total Road & Rail				523,294

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	50,000	52,866
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	20,750
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	21,092
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	108,718
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	70,000	70,481

Total Trading Companies & Distributors				273,907

TOTAL INDUSTRIALS				7,348,867

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.0%††
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	30,000	37,351

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	200,000	214,578
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	22,704
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	80,000	81,458
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	71,358
Visa Inc., Senior Notes	3.150%	12/14/25	150,000	163,707
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	157,167

Total IT Services				710,972

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc., Senior Notes	4.700%	4/15/25	200,000	225,549
Broadcom Inc., Senior Notes	3.150%	11/15/25	170,000	181,307
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	44,145
Intel Corp., Senior Notes	4.750%	3/25/50	120,000	150,675

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	23

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Micron Technology Inc., Senior Notes	2.497%	4/24/23	80,000	$83,101
NVIDIA Corp., Senior Notes	2.850%	4/1/30	140,000	147,199
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	118,569
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	317,441
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	75,622
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	50,000	52,478	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	48,174

Total Semiconductors & Semiconductor Equipment				1,444,260

Software - 0.8%
Microsoft Corp., Senior Notes	1.550%	8/8/21	150,000	150,541
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	213,511
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	213,396
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	74,880
Microsoft Corp., Senior Notes	2.400%	8/8/26	170,000	179,863
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	243,003
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	5,548
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	100,364
Microsoft Corp., Senior Notes	2.921%	3/17/52	5,000	4,940
Microsoft Corp., Senior Notes	2.675%	6/1/60	8,000	7,361
Microsoft Corp., Senior Notes	3.041%	3/17/62	42,000	41,320
Oracle Corp., Senior Notes	1.650%	3/25/26	220,000	221,841
Oracle Corp., Senior Notes	2.875%	3/25/31	240,000	244,511
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	52,838
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	33,538

Total Software				1,787,455

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	1.550%	8/4/21	10,000	10,030
Apple Inc., Senior Notes	1.125%	5/11/25	200,000	201,422
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	105,425

Total Technology Hardware, Storage & Peripherals				316,877

TOTAL INFORMATION TECHNOLOGY				4,296,915

MATERIALS - 1.2%
Metals & Mining - 1.1%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	324,789	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	110,000	115,934
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	190,000	244,838
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	220,204

See Notes to Schedule of Investments.

24	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	$10,951
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	32,700
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	110,000	132,535
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	20,654	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	64,202	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	140,000	151,723	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	143,231	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	80,000	88,279	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	77,057	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	546,813
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	12,028
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	198,356

Total Metals & Mining				2,384,294

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	200,000	206,117

TOTAL MATERIALS				2,590,411

UTILITIES - 0.7%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	130,984
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	110,000	141,698
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	220,000	231,913
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	29,208
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	200,000	215,227
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	240,000	321,309
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	150,000	168,717
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	130,000	130,202
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	39,221
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	50,000	47,216

Total Electric Utilities				1,455,695

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	40,000	$42,847
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	20,000	21,752

Total Multi-Utilities				64,599

TOTAL UTILITIES				1,520,294

TOTAL CORPORATE BONDS & NOTES (Cost - $73,729,135)				78,244,907

MORTGAGE-BACKED SECURITIES - 21.0%
FHLMC - 5.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-9/1/50	1,031,132	1,088,297
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-5/1/50	746,528	798,897
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38-12/1/48	1,046,836	1,165,075
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41-3/1/50	730,231	813,420
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47	53,686	58,986	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	10/1/50-2/1/51	591,749	611,469
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-4/1/51	198,359	198,391	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51-/1/51	398,836	398,824
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	4/30/51	100,000	100,172	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-3/1/45	614,318	671,487
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	2,636,648	2,911,856
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	2,173,198	2,307,930
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/48	85,126	94,087

Total FHLMC				11,218,891

FNMA - 11.6%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	58,586	64,359
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	98,185	102,025

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	2/1/36-3/1/40	388,227	$408,083	(f)
Federal National Mortgage Association (FNMA)	1.500%	4/1/36-4/1/51	1,800,000	1,808,267	(g)
Federal National Mortgage Association (FNMA)	2.500%	9/1/36	73,446	75,600	(f)
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-4/1/51	1,971,042	2,030,866
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	1,449,347	1,603,391
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	48,704	58,287
Federal National Mortgage Association (FNMA)	3.500%	3/1/43-9/1/50	4,905,884	5,250,012
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-11/1/50	3,249,703	3,432,597
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	2,695,919	3,000,531
Federal National Mortgage Association (FNMA)	5.000%	8/1/48-3/1/50	1,006,876	1,115,857
Federal National Mortgage Association (FNMA)	4.500%	3/1/50	85,128	93,839	(f)
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-4/1/51	797,557	797,298
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-4/1/51	399,567	399,720	(f)
Federal National Mortgage Association (FNMA)	2.000%	4/1/51	4,600,000	4,591,734	(g)
Federal National Mortgage Association (FNMA)	2.500%	4/1/51	800,000	821,000	(g)

Total FNMA				25,653,466

GNMA - 4.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	151,726	159,850
Government National Mortgage Association (GNMA)	3.500%	5/15/50	96,150	102,770
Government National Mortgage Association (GNMA) II	3.000%	3/20/45-7/20/50	1,669,502	1,742,480
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-10/20/47	1,417,018	1,515,235

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-11/20/49	1,286,745	$1,400,141
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-4/20/49	1,580,244	1,719,390
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	223,882	245,436
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	395,831	400,260
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	198,185	206,175
Government National Mortgage Association (GNMA) II	2.000%	4/20/51	1,100,000	1,110,742	(g)
Government National Mortgage Association (GNMA) II	2.500%	4/20/51	800,000	825,500	(g)
Government National Mortgage Association (GNMA) II	3.000%	5/20/51	100,000	104,234	(g)

Total GNMA				9,532,213

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $45,718,032)				46,404,570

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.7%
U.S. Government Obligations - 15.7%
U.S. Treasury Bonds	1.125%	8/15/40	2,100,000	1,708,383
U.S. Treasury Bonds	1.375%	11/15/40	810,000	689,259
U.S. Treasury Bonds	2.000%	2/15/50	880,000	805,080
U.S. Treasury Bonds	1.250%	5/15/50	3,610,000	2,725,409
U.S. Treasury Bonds	1.375%	8/15/50	5,400,000	4,215,375
U.S. Treasury Bonds	1.625%	11/15/50	2,590,000	2,159,008
U.S. Treasury Bonds	1.875%	2/15/51	1,040,000	923,162
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,996
U.S. Treasury Notes	0.250%	5/31/25	400,000	392,422
U.S. Treasury Notes	0.250%	6/30/25	390,000	382,185
U.S. Treasury Notes	0.250%	9/30/25	40,000	39,023
U.S. Treasury Notes	0.250%	10/31/25	50,000	48,694
U.S. Treasury Notes	0.375%	1/31/26	1,540,000	1,501,981
U.S. Treasury Notes	0.500%	6/30/27	3,380,000	3,226,382
U.S. Treasury Notes	0.375%	9/30/27	2,300,000	2,164,830
U.S. Treasury Notes	0.500%	10/31/27	1,610,000	1,525,161
U.S. Treasury Notes	0.625%	11/30/27	1,540,000	1,468,775
U.S. Treasury Notes	0.625%	12/31/27	3,100,000	2,952,144
U.S. Treasury Notes	0.750%	1/31/28	3,590,000	3,442,473
U.S. Treasury Notes	1.125%	2/29/28	1,560,000	1,532,944

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.625%	5/15/30	200,000		$182,047
U.S. Treasury Notes	0.625%	8/15/30	2,040,000		1,849,069
U.S. Treasury Notes	0.875%	11/15/30	390,000		360,750
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000		476,055

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $38,333,534)					34,780,607

SOVEREIGN BONDS - 10.1%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763		13,614
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	445,677		149,992
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	194,523		58,456
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 2.500%)	0.125%	7/9/41	380,000		131,788
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		58,802	*(a)(h)

Total Argentina					412,652

Brazil - 1.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,348,000	BRL	1,187,871
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,959,000	BRL	367,410
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	661,000	BRL	123,349
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		211,759
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	510,000		486,721

Total Brazil					2,377,110

China - 1.5%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	234,757	(i)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNH	1,172,344	(i)
China Government Bond, Senior Notes	3.290%	5/23/29	12,000,000	CNY	1,836,684

Total China					3,243,785

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		273,218

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		$208,641	(a)

Indonesia - 1.1%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		402,903	(i)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	500,000		544,687
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	290,000		295,712
Indonesia Treasury Bond	7.000%	5/15/27	13,823,000,000	IDR	991,316
Indonesia Treasury Bond	7.500%	6/15/35	2,348,000,000	IDR	165,214

Total Indonesia					2,399,832

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	200,000		209,759

Italy - 1.2%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	2,200,000	EUR	2,617,746	(i)

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		220,334	(i)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	470,000		519,604	(a)

Mexico - 2.2%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	111,886
Mexican Bonos, Bonds	8.000%	11/7/47	57,490,000	MXN	2,888,100
Mexican Bonos, Senior Notes	7.750%	11/13/42	34,000,000	MXN	1,681,685
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	230,000		236,430

Total Mexico					4,918,101

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		206,840	(a)

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	210,000		200,132

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		159,263

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	220,000		$241,184

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	330,000		405,115	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	200,000		232,615	(a)

Total Qatar					637,730

Russia - 1.3%
Russian Federal Bond — OFZ	7.000%	8/16/23	39,550,000	RUB	536,679
Russian Federal Bond — OFZ	8.150%	2/3/27	7,520,000	RUB	106,567
Russian Federal Bond — OFZ	7.050%	1/19/28	67,452,000	RUB	903,157
Russian Federal Bond — OFZ	6.900%	5/23/29	19,830,000	RUB	262,110
Russian Federal Bond — OFZ	7.650%	4/10/30	43,880,000	RUB	608,783
Russian Federal Bond — OFZ	7.700%	3/16/39	37,190,000	RUB	523,090

Total Russia					2,940,386

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	560,000		577,963	(a)

TOTAL SOVEREIGN BONDS (Cost - $23,658,613)					22,364,280

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 8.8%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. USD LIBOR + 2.827%)	2.933%	9/15/34	410,000		401,680	(a)(c)
Banc of America Funding Trust, 2015-R4 6A2 (1 mo. USD LIBOR + 0.140%)	0.258%	8/27/36	279,111		284,565	(a)(c)
Bank, 2017-BNK5 A5	3.390%	6/15/60	640,000		696,976
Bank, 2017-BNK7 A5	3.435%	9/15/60	190,000		207,574
Bank, 2017-BNK7 XA, IO	0.776%	9/15/60	3,181,451		118,231	(c)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	0.418%	5/28/36	11,611		11,619	(a)(c)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000		362,103	(a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000		511,512	(c)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.156%	11/15/35	238,000		238,313	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	0.638%	5/25/35	161,334		145,313	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	0.359%	8/25/35	405,642		417,414	(a)(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.409%	8/25/35	442,615	$457,672	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.006%	11/15/37	589,794	591,527	(a)(c)
CORE Mortgage Trust, 2019-CORE A (1 mo. USD LIBOR + 0.880%)	0.986%	12/15/31	472,752	473,197	(a)(c)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.311%	6/15/50	500,000	483,899	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	640,000	475,464	(a)
CSMC Trust, 2019-AFC1 A1, Step bond	2.573%	7/25/49	339,304	344,537	(a)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	109,607	109,487	(a)(c)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.456%	7/15/32	800,000	566,319	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	593,296	603,031	(a)(c)
CSMC Trust, 2019-RIO A	4.024%	12/15/21	480,000	476,410	(a)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.856%	7/25/47	260,000	261,946	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	106,795	108,669	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.312%	7/25/26	1,039,480	60,886	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.334%	7/25/35	239,882	34,923	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.324%	2/15/37	2,070,233	429,630	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	92,015	13,471
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	192,420	30,926
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	98,543	16,407
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	98,450	12,760
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.283%	2/15/38	36,396	2,152	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.559%	10/25/29	460,000	478,810	(c)

See Notes to Schedule of Investments.

32	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.709%	12/25/42	670,000	$677,473	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.959%	2/25/50	250,000	250,372	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.817%	1/25/51	120,000	118,920	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.317%	8/25/33	110,000	110,705	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.359%	1/25/29	311,955	325,808	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.259%	10/25/30	344,571	344,544	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.359%	1/25/31	200,000	204,998	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.438%	2/25/43	83,135	91,319	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	98,085	105,255	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	199,896	202,073	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.802%	8/25/55	320,654	13,984	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	101,510	87,170
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	95,197	15,797
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	51,656	52,048	(a)(c)
Freddie Mac Multiclass Certificates Series, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	502,891	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	33

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.939%	3/20/42	507,441	$111,345	(c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.494%	4/16/42	277,137	68,435	(c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.268%	10/16/54	4,208,774	72,082	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.755%	11/16/47	64,198	67,081	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.005%	6/16/48	11,906	12,675	(c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.656%	8/16/54	1,137,267	33,510	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	183,377	28,764
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,317,681	241,219
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.994%	10/16/46	305,779	85,724	(c)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	29,125	29,942
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	98,557	14,533
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	98,492	14,905
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	98,285	14,405
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	197,794	30,619
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. USD LIBOR + 0.500%)	0.620%	6/20/69	269,148	271,432	(c)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.261%	5/20/70	199,099	209,626	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.361%	4/20/70	87,517	90,417	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.406%	9/15/31	530,000	$489,598	(a)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	2.606%	9/15/31	530,000	388,737	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.862%	5/15/28	128,833	118,755	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	211,784
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	37,911	38,523	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	129,626	132,289	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	190,777	194,656	(a)(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	666	666
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.099%	12/12/49	21,949	12,708	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	0.956%	11/15/34	281,410	281,317	(a)(c)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	255,741	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.506%	5/15/36	330,000	321,255	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	1.148%	4/26/47	101,492	101,690	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	1.148%	4/26/47	730,000	730,137	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	0.638%	4/26/47	78,738	79,843	(a)(c)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.861%	10/8/21	330,000	330,000	(a)(c)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	596,288	636,620	(a)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	359,014	385,433	(a)(c)
New Residential Mortgage Loan Trust, 2018-RPL1 M2	3.500%	12/25/57	240,000	240,624	(a)(c)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	106,218	110,881	(a)(c)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	1.056%	7/26/37	86,188	86,711	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	35

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	$206,563	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	59,248	60,466	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.242%	3/15/50	2,146,964	127,263	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $19,760,694)				19,469,754

SENIOR LOANS - 6.2%
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
Delta TopCo Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	60,000	60,000	(c)(k)(l)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.859%	3/1/27	235,410	232,720	(c)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.606%	1/31/28	280,000	277,916	(c)(k)(l)(m)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.109%	3/9/27	140,000	139,056	(c)(k)(l)(m)

Total Diversified Telecommunication Services				709,692

Entertainment - 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.859%	2/15/24	49,758	49,441	(c)(k)(l)

Interactive Media & Services - 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	130,000	129,139	(c)(k)(l)(m)

Media - 0.7%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	300,498	300,191	(c)(k)(l)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.860%	2/1/27	39,499	39,343	(c)(k)(l)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.109%	5/1/26	182,715	180,872	(c)(k)(l)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.615%	9/18/26	271,966	270,315	(c)(k)(l)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.794%	1/31/26	128,837	127,935	(c)(k)(l)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.609%	12/17/26	108,578	107,755	(c)(k)(l)

See Notes to Schedule of Investments.

36	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	282,456	$282,615	(c)(k)(l)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.606%	4/30/28	200,000	198,236	(c)(k)(l)

Total Media				1,507,262

Wireless Telecommunication Services - 0.0%††
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.606%	4/15/27	39,600	39,215	(c)(k)(l)

TOTAL COMMUNICATION SERVICES				2,434,749

CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
Clarios Global LP, First Lien Term Loan B (1 mo. USD LIBOR + 3.250%)	3.359%	4/30/26	218,886	217,244	(c)(k)(l)

Commercial Services & Supplies - 0.0%††
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	3.860%	12/6/25	29,325	29,362	(c)(k)(l)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	207,169	206,429	(c)(k)(l)

Hotels, Restaurants & Leisure - 0.9%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.859%	11/19/26	255,611	251,480	(c)(k)(l)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	7/31/24	68,036	67,296	(c)(k)(l)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.859%	1/15/27	143,550	141,666	(c)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.859%	12/23/24	166,209	163,820	(c)(k)(l)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.609%	7/21/25	149,250	149,725	(c)(k)(l)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.109%	11/30/23	118,383	118,207	(c)(k)(l)
Golden Nugget Inc., First Lien Initial Term Loan (the greater of 2 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	10/4/23	32,763	32,321	(c)(k)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.859%	6/22/26	188,276	186,793	(c)(k)(l)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.609%	5/29/26	79,044	78,606	(c)(k)(l)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	37

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.859%	8/14/24	331,506	$325,539	(c)(k)(l)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	149,967	147,878	(c)(k)(l)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.860%	9/20/24	231,250	225,469	(c)(k)(l)

Total Hotels, Restaurants & Leisure				1,888,800

Specialty Retail - 0.2%
Academy Ltd., New Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	11/5/27	129,675	129,934	(c)(k)(l)
Great American Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/5/28	59,850	59,968	(c)(k)(l)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	10/19/27	109,775	109,837	(c)(k)(l)
Michaels Stores Inc., 2020 Refinancing Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	10/1/27	114,501	114,501	(c)(k)(l)
Petco Animal Supplies Inc., First Lien Initial Term Loan	—	3/4/28	120,000	119,636	(m)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.856%	7/31/26	9,620	9,579	(c)(k)(l)

Total Specialty Retail				543,455

TOTAL CONSUMER DISCRETIONARY				2,885,290

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan	—	3/31/28	170,000	169,621	(m)

Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Facility B2 (1 mo. USD LIBOR + 2.250%)	2.359%	1/29/27	89,325	88,201	(c)(k)(l)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.109%	9/13/26	9,523	9,379	(c)(k)(l)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.859%	6/27/23	59,377	58,680	(c)(k)(l)

Total Food & Staples Retailing				156,260

See Notes to Schedule of Investments.

38	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	50,000	$49,961	(c)(k)(l)

TOTAL CONSUMER STAPLES				375,842

FINANCIALS - 0.7%
Capital Markets - 0.1%
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.703%	2/1/27	48,757	48,205	(c)(k)(l)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.109%	7/3/24	127,653	126,331	(c)(k)(l)

Total Capital Markets				174,536

Diversified Financial Services - 0.4%
Citadel Securities LP, 2021 Term Loan (3 mo. USD LIBOR + 2.500%)	2.609%	2/2/28	159,549	158,078	(c)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	178,650	179,097	(c)(k)(l)
Hudson River Trading LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	3.140%	3/17/28	90,000	89,325	(c)(e)(k)(l)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	1/26/28	68,358	67,777	(c)(k)(l)
TKC Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	2/1/23	53,356	52,222	(c)(k)(l)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.859%	11/16/26	124,743	124,033	(c)(k)(l)(m)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	4/29/26	191,838	191,418	(c)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.110%	3/1/26	50,232	50,125	(c)(k)(l)

Total Diversified Financial Services				912,075

Insurance - 0.2%
AmWINS Group Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/19/28	99,750	99,207	(c)(k)(l)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.109%	11/3/24	117,434	117,122	(c)(k)(l)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.359%	12/23/26	161,378	160,538	(c)(k)(l)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	39

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.359%	7/31/27	70,000	$69,570	(c)(k)(l)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.109%	11/3/23	26,700	26,652	(c)(k)(l)

Total Insurance				473,089

TOTAL FINANCIALS				1,559,700

HEALTH CARE - 1.3%
Health Care Providers & Services - 0.6%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.859%	8/6/26	108,625	108,421	(c)(k)(l)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.859%	2/18/27	59,486	58,950	(c)(k)(l)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.081%	11/15/27	277,298	274,557	(c)(k)(l)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.859%	11/17/25	198,785	198,578	(c)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	199,230	198,403	(c)(k)(l)
Phoenix Guarantor Inc., First Lien Term Loan	—	3/5/26	140,000	139,344	(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.361%	3/5/26	88,529	87,967	(c)(k)(l)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/13/26	290,000	289,637	(c)(k)(l)

Total Health Care Providers & Services				1,355,857

Health Care Technology - 0.2%
athenahealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.453%	2/11/26	305,343	306,488	(c)(k)(l)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	248,304	248,273	(c)(k)(l)

Total Health Care Technology				554,761

Life Sciences Tools & Services - 0.2%
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	9/27/24	110,000	108,805	(c)(k)(l)(m)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	1/13/28	280,000	279,147	(c)(k)(l)

Total Life Sciences Tools & Services				387,952

See Notes to Schedule of Investments.

40	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.3%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	11/27/25	20,000	$19,919	(c)(k)(l)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.109%	6/2/25	152,272	151,935	(c)(k)(l)
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	3/27/28	30,266	30,039	(c)(k)(l)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	239,650	239,051	(c)(k)(l)(m)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	140,000	139,767	(c)(k)(l)

Total Pharmaceuticals				580,711

TOTAL HEALTH CARE				2,879,281

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	12/1/27	59,850	59,929	(c)(k)(l)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.359%	12/9/25	9,975	9,780	(c)(k)(l)

Total Aerospace & Defense				69,709

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Refinancing Term Loan (1 week USD LIBOR + 1.750%)	1.859%	2/24/25	110,000	109,427	(c)(k)(l)

Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.359%	7/10/26	254,147	253,782	(c)(k)(l)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.609%	10/1/26	178,448	178,141	(c)(k)(l)(m)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.370%	10/30/26	48,095	48,175	(c)(k)(l)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	19,664	19,699	(c)(k)(l)
Verscend Holding Corp., New Term Loan B	—	8/27/25	90,000	90,000	(e)(m)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.609%	8/27/25	59,694	59,928	(c)(k)(l)

Total Commercial Services & Supplies				649,725

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	41

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	48,944	$48,591	(c)(k)(l)

Road & Rail - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.203%	12/30/26	277,873	277,333	(c)(k)(l)

Trading Companies & Distributors - 0.0%††
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	58,350	58,240	(c)(k)(l)

TOTAL INDUSTRIALS				1,213,025

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.859%	9/30/24	221,240	221,578	(c)(k)(l)

Software - 0.3%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.109%	10/16/26	278,098	277,854	(c)(k)(l)
Peraton Corp., Delayed Draw Term Loan	—	2/1/28	153,041	153,168	(m)
Peraton Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	86,959	87,032	(c)(k)(l)
RealPage Inc., Term Loan	—	4/24/28	210,000	209,256	(m)

Total Software				727,310

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	100,558	100,594	(c)(k)(l)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.865%	4/29/23	24,335	24,361	(c)(k)(l)

Total Technology Hardware, Storage & Peripherals				124,955

TOTAL INFORMATION TECHNOLOGY				1,073,843

MATERIALS - 0.3%
Chemicals - 0.1%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	100,000	99,775	(c)(k)(l)

Containers & Packaging - 0.2%
Berry Global Inc., Term Loan Z (3 mo. USD LIBOR + 1.750%)	1.898%	7/1/26	155,610	154,382	(c)(k)(l)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.859%	2/4/27	251,768	$250,887	(c)(k)(l)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	2/6/23	60,000	59,902	(c)(k)(l)(m)

Total Containers & Packaging				465,171

Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.859%	9/7/27	79,675	79,568	(c)(k)(l)(m)

TOTAL MATERIALS				644,514

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.861%	12/20/24	220,000	217,754	(c)(k)(l)

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	335,125	331,378	(c)(k)(l)

TOTAL REAL ESTATE				549,132

TOTAL SENIOR LOANS (Cost - $13,668,182)				13,615,376

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 2.8%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	398,000	410,484	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	290,000	311,748	(a)
Domino’s Pizza Master Issuer LLC, 2017-1A A2II	3.082%	7/25/47	230,860	232,151	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	317,757
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	320,000	319,600	(a)
InStar Leasing III LLC, 2021-1A A	2.300%	2/15/54	109,592	107,820	(a)
Legacy Mortgage Asset Trust, 2019-GS3
A1, Step bond	3.750%	4/25/59	238,798	241,136	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	1.006%	1/15/43	329,098	330,445	(a)(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	1.459%	6/25/65	362,274	$369,188	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	218,721	219,934	(a)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	131,083	140,673
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	247,762	264,205
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	0.474%	6/15/39	440,710	431,066	(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	506,819	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	450,000	443,147	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	190,000	191,624	(a)
SoFi Professional Loan Program LLC, 2017-A B	3.440%	3/26/40	140,000	144,817	(a)(c)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	0.829%	7/25/35	250,000	245,507	(c)
Structured Asset Securities Corp. Mortgage
Loan Trust, 2007-WF1 A1 (1 mo. USD LIBOR + 0.210%)	0.319%	2/25/37	423,694	405,740	(c)
Towd Point Mortgage Trust, 2017-4 B2	3.496%	6/25/57	250,000	252,370	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	200,000	209,514	(a)(c)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	83,871	87,403

TOTAL ASSET-BACKED SECURITIES (Cost - $7,058,629)				6,183,148

			FACE AMOUNT†
U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.0%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	980,302	1,407,739
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	179,174	259,526
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	471,404	616,906

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $2,223,563)				2,284,171

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 5-Year Notes Futures, Put @ $124.00		4/23/21	24	24,000	$17,250
U.S. Treasury 10-Year Notes Futures, Put @ $133.00		4/23/21	17	17,000	36,922
U.S. Treasury 10-Year Notes Futures, Put @ $131.50		5/21/21	17	17,000	22,578
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00		4/23/21	5	5,000	6,953
U.S. Treasury Long-Term Bonds Futures, Call @ $156.00		4/23/21	5	5,000	4,766

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $60,868)					88,469

COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Colombian Peso, Put @ 3,500.00COP (Cost - $13,292)	Goldman Sachs Group Inc.	6/11/21	800,000	800,000	6,076

TOTAL PURCHASED OPTIONS (Cost - $74,160)					94,545

				SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $883,931)				108,106,087	0	*(d)(e)(n)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $225,108,473)					223,441,358

		RATE
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $104,526)		0.010%		104,526	104,526	(o)

TOTAL INVESTMENTS - 101.1% (Cost - $225,212,999)					223,545,884
Liabilities in Excess of Other Assets - (1.1)%					(2,384,753)

TOTAL NET ASSETS - 100.0%					$221,161,131

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2021, the Portfolio held TBA securities with a total cost of $9,460,571.

(h)	The coupon payment on this security is currently in default as of March 31, 2021.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of March 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(n)	Value is less than $1.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2021, the total market value of investments in Affiliated Companies was $104,526 and the cost was $104,526 (Note 2).

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Put	4/23/21	$122.00	24	24,000	$(1,125)
U.S. Treasury 5-Year Notes Futures, Put	4/23/21	123.00	48	48,000	(10,875)
U.S. Treasury 5-Year Notes Futures, Put	4/23/21	123.50	18	18,000	(7,453)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	133.00	33	33,000	(3,609)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	133.50	5	5,000	(313)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	134.00	33	33,000	(1,547)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	136.50	8	8,000	(125)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	133.00	16	16,000	(4,250)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	134.00	34	34,000	(4,781)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	137.00	17	17,000	(531)
U.S. Treasury 10-Year Notes Futures, Put	4/23/21	131.50	34	34,000	(34,000)
U.S. Treasury 10-Year Notes Futures, Put	5/21/21	129.50	34	34,000	(18,594)
U.S. Treasury 10-Year Notes Futures, Put	5/21/21	131.00	17	17,000	(18,328)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	157.00	10	10,000	(6,250)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	158.00	10	10,000	(3,906)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Call		4/23/21	$159.00		11	11,000	$(2,750)
U.S. Treasury Long-Term Bonds Futures, Call		4/23/21	160.00		9	9,000	(1,406)
U.S. Treasury Long-Term Bonds Futures, Call		4/23/21	164.00		15	15,000	(703)
U.S. Treasury Long-Term Bonds Futures, Call		5/21/21	159.00		8	8,000	(5,250)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $171,343)							$(125,796)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Interest rate swaption, Call	Citibank N.A.	6/1/21	175.00	bps	73,000	73,000	(266)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	293,000	293,000	(1,068)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	139,000	139,000	(507)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	151,000	151,000	(744)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	151,000	151,000	(744)
Interest rate swaption, Put	Citibank N.A.	6/1/21	225.00	bps	73,000	73,000	(1,931)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	293,000	293,000	(7,750)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	139,000	139,000	(3,677)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	151,000	151,000	(3,359)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	151,000	151,000	(3,359)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	6/14/21	5.40	BRL	800,000	800,000	(11,231)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $38,084)							$(34,636)

TOTAL WRITTEN OPTIONS (Premiums received - $209,427)							$(160,432)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

bps	—basis point spread (100 basis points = 1.00%)
BRL	—Brazilian Real

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	10	9/23	$2,477,083	$2,474,250	$(2,833)
90-Day Eurodollar	324	12/23	80,184,850	80,023,950	(160,900)
Australian 10-Year Bonds	26	6/21	2,744,044	2,727,524	(16,520)
Euro	2	6/21	298,392	293,550	(4,842)
Euro-OAT	14	6/21	2,658,062	2,658,863	801
Mexican Peso	3	6/21	70,292	72,810	2,518
U.S. Treasury 2-Year Notes	43	6/21	9,499,997	9,491,242	(8,755)
U.S. Treasury 5-Year Notes	379	6/21	47,225,202	46,768,009	(457,193)
U.S. Treasury Long-Term Bonds	2	6/21	320,002	309,187	(10,815)
U.S. Treasury Ultra Long-Term Bonds	118	6/21	22,654,268	21,383,813	(1,270,455)

					(1,928,994)

Contracts to Sell:
90-Day Eurodollar	31	6/21	7,648,510	7,736,437	(87,927)
90-Day Eurodollar	272	12/21	67,722,348	67,819,800	(97,452)
Euro-Bund	56	6/21	11,212,223	11,248,163	(35,940)
Euro-Buxl	7	6/21	1,714,759	1,691,362	23,397
Japanese 10-Year Bonds	4	6/21	5,450,231	5,460,736	(10,505)
U.S. Treasury 10-Year Notes	81	6/21	10,784,638	10,605,938	178,700
U.S. Treasury Ultra 10-Year Notes	34	6/21	5,088,588	4,885,375	203,213

					173,486

Net unrealized depreciation on open futures contracts					$(1,755,508)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At March 31, 2021, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,000,000	USD	47,669	BNP Paribas SA	4/19/21	$1,155
USD	2,292,530	EUR	1,880,000	BNP Paribas SA	4/19/21	86,986
USD	2,397,372	EUR	1,960,000	BNP Paribas SA	4/19/21	97,974
AUD	3,652,361	USD	2,850,708	Citibank N.A.	4/19/21	(76,240)
CAD	2,752,645	USD	2,204,131	Citibank N.A.	4/19/21	(13,658)
CAD	6,740,383	USD	5,320,564	Citibank N.A.	4/19/21	43,233

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	230,000	USD	277,028	Citibank N.A.	4/19/21	$(7,200)
EUR	300,000	USD	365,337	Citibank N.A.	4/19/21	(13,388)
GBP	1,824,673	USD	2,476,946	Citibank N.A.	4/19/21	38,708
JPY	274,498,821	USD	2,663,227	Citibank N.A.	4/19/21	(183,611)
MXN	25,894,561	USD	1,277,225	Citibank N.A.	4/19/21	(12,956)
RUB	28,840,000	USD	382,798	Citibank N.A.	4/19/21	(2,305)
RUB	39,520,000	USD	529,413	Citibank N.A.	4/19/21	(8,016)
RUB	40,520,000	USD	537,757	Citibank N.A.	4/19/21	(3,168)
USD	153,238	AUD	200,000	Citibank N.A.	4/19/21	1,310
USD	77,055	BRL	407,637	Citibank N.A.	4/19/21	4,716
USD	2,155,907	CNY	13,984,290	Citibank N.A.	4/19/21	25,847
USD	169,991	MXN	3,430,000	Citibank N.A.	4/19/21	2,526
USD	627,077	MXN	12,640,000	Citibank N.A.	4/19/21	9,946
USD	657,168	MXN	13,260,000	Citibank N.A.	4/19/21	9,765
ZAR	5,615,137	USD	376,875	Citibank N.A.	4/19/21	2,549
EUR	450,000	USD	546,462	Goldman Sachs Group Inc.	4/19/21	(18,539)
RUB	13,955,663	USD	185,381	Goldman Sachs Group Inc.	4/19/21	(1,261)
RUB	42,278,139	USD	566,280	Goldman Sachs Group Inc.	4/19/21	(8,495)
USD	243,003	EUR	200,000	Goldman Sachs Group Inc.	4/19/21	8,370
USD	1,126,546	EUR	924,057	Goldman Sachs Group Inc.	4/19/21	42,477
USD	1,389,635	EUR	1,130,000	Goldman Sachs Group Inc.	4/19/21	63,961
USD	1,783,156	EUR	1,450,000	Goldman Sachs Group Inc.	4/19/21	82,071
USD	140,380	MXN	3,000,000	Goldman Sachs Group Inc.	4/19/21	(6,091)
USD	142,879	MXN	2,857,880	Goldman Sachs Group Inc.	4/19/21	3,347
USD	145,539	MXN	3,000,000	Goldman Sachs Group Inc.	4/19/21	(932)
IDR	25,051,825,883	USD	1,786,927	JPMorgan Chase & Co.	4/19/21	(64,594)
INR	27,646,086	USD	373,218	JPMorgan Chase & Co.	4/19/21	3,891
USD	1,682,153	CNH	10,883,867	JPMorgan Chase & Co.	4/19/21	26,692

Total						$135,070

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this table:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2021, the Portfolio had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.	2,400,000	BRL	1/4/27	BRL-CDI**	7.024	%**	—	$(5,427)
Citibank N.A.	2,900,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$1,257	(7,814)
Citibank N.A.	3,108,000	BRL	1/4/27	BRL-CDI**	7.024	%**	1,570	(8,598)
JPMorgan Chase & Co.	2,000,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	(4,201)

Total							$2,827	$(26,040)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
7,197,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(21)	$ (1,862)
12,125,000	12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	(105,392)
2,771,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(8,604)	148,832
2,845,000	11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	7,171	102,757

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	3,379,000		2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	$5,362	$41,895
	6,808,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	34,590	16,786
	28,260,000	MXN	7/18/29	28-Day MXN TIIE-Banxico every 28 days	7.450% every 28 days	10,006	65,321
	47,980,000	MXN	7/20/29	28-Day MXN TIIE-Banxico every 28 days	7.440% every 28 days	20,610	105,657
	2,140,000		7/20/45	0.560% annually	Daily SOFR annually	15,714	560,023
	820,000		8/19/45	0.740% annually	Daily SOFR annually	—	191,705
	521,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	23,858	123,271
	1,853,000		2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	22,456	446,202
	546,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	3,215	63,475
	540,000		2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	2,974	111,272
	181,000		2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	208	37,150
	1,250,000		2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	(290)	63,505
	700,000		3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	11,875	197,214
	996,000		10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	5,037	228,658
	100,000		6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	1,040	3,855
	302,000		6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(38)	13,683

Total						$155,163	$2,414,007

See Notes to Schedule of Investments.

52	Western Asset Core Plus VIT Portfolio 2021 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	APPRECIATION UNREALIZED
Markit CDX.NA.HY.36 Index	$4,670,000	6/20/26	5.000% quarterly	$416,743	$395,952	$20,791
Markit CDX.NA.IG.34 Index	3,522,000	6/20/25	1.000% quarterly	63,413	(39,976)	103,389
Markit CDX.NA.IG.36 Index	26,984,000	6/20/26	1.000% quarterly	632,307	586,603	45,704

Total	$35,176,000			$1,112,463	$942,579	$169,884

1

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2021 Quarterly Report	53

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

54

Notes to Schedule of Investments (unaudited) (continued)

When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

55

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$25,940,157	$105,576		$26,045,733
Other Corporate Bonds & Notes	—	52,199,174	—		52,199,174
Mortgage-Backed Securities	—	46,404,570	—		46,404,570
U.S. Government & Agency Obligations	—	34,780,607	—		34,780,607
Sovereign Bonds	—	22,364,280	—		22,364,280
Collateralized Mortgage Obligations	—	19,469,754	—		19,469,754
Senior Loans:
Financials	—	1,470,375	89,325		1,559,700
Industrials	—	1,123,025	90,000		1,213,025
Other Senior Loans	—	10,842,651	—		10,842,651
Asset-Backed Securities	—	6,183,148	—		6,183,148
U.S. Treasury Inflation Protected Securities	—	2,284,171	—		2,284,171
Purchased Options:
Exchange-Traded Purchased Options	$88,469	—	—		88,469
OTC Purchased Options	—	6,076	—		6,076
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	88,469	223,067,988	284,901		223,441,358

Short-Term Investments†	104,526	—	—		104,526

Total Investments	$192,995	$223,067,988	$284,901		$223,545,884

Other Financial Instruments:
Futures Contracts	$408,629	—	—		$408,629
Forward Foreign Currency Contracts	—	$555,524	—		555,524
Centrally Cleared Interest Rate Swaps	—	2,521,261	—		2,521,261
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	169,884	—		169,884

Total Other Financial Instruments	$408,629	$3,246,669	—		$3,655,298

Total	$601,624	$226,314,657	$284,901		$227,201,182

56

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$125,796	—	—	$125,796
OTC Written Options	—	$34,636	—	34,636
Futures Contracts	2,164,137	—	—	2,164,137
Forward Foreign Currency Contracts	—	420,454	—	420,454
OTC Interest Rate Swaps‡	—	23,213	—	23,213
Centrally Cleared Interest Rate Swaps	—	107,254	—	107,254

Total	$2,289,933	$585,557	—	$2,875,490

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,596,920	$26,879,561	26,879,561	$33,371,955	33,371,955	—	$149	—	$104,526

57